Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2014
Accounting Policies [Abstract]
Comparative transition period condensed financial information
The following table presents certain comparative transition period condensed financial information for the periods ended December 31, 2014, 2013 and 2012.

	For the Years Ended December 31,			For the Nine Months Ended December 31,
	2014	2013	2012	2014	2013	2012
			(Unaudited)	(Unaudited)	(Unaudited)
Interest Income	$29,482,164	$30,447,367	$33,742,799	$22,288,689	$22,743,098	$24,791,224
Interest Expense	5,813,056	7,532,936	10,273,737	4,262,965	5,419,314	7,459,816
Net Interest Income	23,669,108	22,914,431	23,469,062	18,025,724	17,323,784	17,331,408
Provision For Loan Losses	450,000	2,645,381	3,925,000	350,000	1,500,000	1,975,000
Net Interest Income After Provision For Loan Losses	23,219,108	20,269,050	19,544,062	17,675,724	15,823,784	15,356,408
Non-Interest Income	6,162,783	6,895,804	5,979,341	4,626,384	4,950,822	4,364,854
General And Administrative Expenses	21,267,983	22,033,308	22,187,423	15,941,304	16,520,424	17,062,554
Income Before Income Taxes	8,113,908	5,131,546	3,335,980	6,360,804	4,254,182	2,658,708
Provision For Income Taxes	2,303,168	1,340,384	951,084	1,852,584	1,134,389	703,759
Net Income	5,810,740	3,791,162	2,384,896	4,508,220	3,119,793	1,954,949
Preferred Stock Dividends	440,000	440,000	440,000	330,000	330,000	330,000
Net Income Available To Common Shareholders	$5,370,740	$3,351,162	$1,944,896	$4,178,220	$2,789,793	$1,624,949

Net Income Per Common Share (Basic)	$1.82	$1.14	$0.66	$1.42	$0.95	$0.55
Net Income Per Common Share (Diluted)	$1.75	$1.12	$0.66	$1.36	$0.93	$0.55
Cash Dividend Per Share On Common Stock	$0.32	$0.32	$0.32	$0.24	$0.24	$0.24

Reconciliation of net income to net income available to common shareholders
The following tables provide a reconciliation of net income to net income available to common shareholders for the periods presented:

	For the Years Ended December 31,		For the Nine Months Ended December 31,
	2014	2013	2012
Earnings Available To Common Shareholders
Net Income	$5,810,740	$3,791,162	$1,954,949
Preferred Stock Dividends	440,000	440,000	330,000
Net Income Available To Common Shareholders	$5,370,740	$3,351,162	$1,624,949
The following tables show the effect of dilutive options and warrants on the Company’s earnings per share for the periods indicated:

	For the Year Ended December 31, 2014
	Income	Shares	Per Share Amounts
Basic EPS	$5,370,740	2,944,001	$1.82
Effect of Dilutive Securities:
Senior Convertible Debentures	301,766	304,200	$(0.07)
Diluted EPS	$5,672,506	3,248,201	$1.75

	For the Year Ended December 31, 2013
	Income	Shares	Per Share Amounts
Basic EPS	$3,351,162	2,944,001	$1.14
Effect of Dilutive Securities:
Senior Convertible Debentures	301,766	304,200	$(0.02)
Diluted EPS	$3,652,928	3,248,201	$1.12